Employee benefits, Net cost for period (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Details for net cost [Abstract]
Interest cost	$ (225)	$ (140)
Net cost for the period	21,211	21,284
Pensions and Seniority Premiums [Member]
Details for net cost [Abstract]
Current service cost	4,114	5,460
Interest cost	12,994	12,015
Net cost for the period	17,108	17,475
Termination of Employment [Member]
Details for net cost [Abstract]
Current service cost	1,858	1,868
Interest cost	2,245	1,941
Net cost for the period	$ 4,103	$ 3,809